Employee Benefits - Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Japanese plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	¥ 17,708	¥ 7,033
General accounts	38,822	36,991
Separate accounts	20,290	15,961
Other	(16,803)	1,439
Total	1,365,509	1,187,881
Japanese plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	404	122
Japanese plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	129,796	117,841
Japanese plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	121,802	134,070
Japanese plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	37,165	29,153
Debt securities	63,856	75,526
Japanese plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	278,157	188,020
Debt securities	155,351	160,851
Japanese plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	285,651	196,473
Debt securities	233,310	224,401
Japanese plans [member] | Quoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	17,708	7,033
General accounts
Separate accounts
Other	112	314
Total	856,913	674,218
Japanese plans [member] | Quoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Quoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	2,309	4,476
Japanese plans [member] | Quoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	37,137	29,153
Debt securities	63,856	75,526
Japanese plans [member] | Quoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	278,052	188,020
Debt securities	3,867	4,495
Japanese plans [member] | Quoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	285,412	196,401
Debt securities	168,460	168,800
Japanese plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
General accounts	38,822	36,991
Separate accounts	20,290	15,961
Other	(16,915)	1,125
Total	508,596	513,663
Japanese plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	404	122
Japanese plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Japanese plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	129,796	117,841
Japanese plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	119,493	129,594
Japanese plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	28
Debt securities
Japanese plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	105
Debt securities	151,484	156,356
Japanese plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	239	72
Debt securities	64,850	55,601
Foreign plans [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	17,736	25,202
General accounts
Separate accounts
Other	52,369	20,196
Total	910,436	848,503
Foreign plans [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	68,686	55,802
Foreign plans [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	148,038	107,319
Foreign plans [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	36,247	49,198
Foreign plans [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	408,952	321,440
Foreign plans [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	11,099	8,673
Debt securities	343	389
Foreign plans [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	71,125	60,026
Debt securities	45,842	123,331
Foreign plans [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	41,302	66,798
Debt securities	8,697	10,129
Foreign plans [member] | Quoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	17,736	25,202
General accounts
Separate accounts
Other	541	524
Total	149,000	169,374
Foreign plans [member] | Quoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds
Foreign plans [member] | Quoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	7,197	8,151
Foreign plans [member] | Quoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities	11,099	8,673
Debt securities
Foreign plans [member] | Quoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities	71,125	60,026
Debt securities
Foreign plans [member] | Quoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities	41,302	66,798
Debt securities
Foreign plans [member] | Unquoted, Market price in active market [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents
General accounts
Separate accounts
Other	51,828	19,672
Total	761,436	679,129
Foreign plans [member] | Unquoted, Market price in active market [member] | Real estate funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	68,686	55,802
Foreign plans [member] | Unquoted, Market price in active market [member] | Private equity funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	148,038	107,319
Foreign plans [member] | Unquoted, Market price in active market [member] | Hedge funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	36,247	49,198
Foreign plans [member] | Unquoted, Market price in active market [member] | Commingled and other mutual funds [member]
Disclosure of fair value of plan assets [line items]
Pooled funds	401,755	313,289
Foreign plans [member] | Unquoted, Market price in active market [member] | Japan [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	343	389
Foreign plans [member] | Unquoted, Market price in active market [member] | United States [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	45,842	123,331
Foreign plans [member] | Unquoted, Market price in active market [member] | Other [member]
Disclosure of fair value of plan assets [line items]
Equity securities
Debt securities	¥ 8,697	¥ 10,129